S000028696 [Member] Investment Strategy - CTIVP - T. Rowe Price Large Cap Value Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of large-capitalization companies. These companies have market capitalizations in the range of companies in the Russell 1000® Value Index (the Capitalization Index), which ranged between $134.5 million and $2.2 trillion as of March 31, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index. In addition to investments in larger capitalization companies, the Fund may also invest in securities of small-capitalization companies. Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies. The Fund considers “value” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of value companies, or that have a higher book-to-price (B/P) ratio than the median ranked stock within the company’s GICS sector, have a higher EBITDA/EV (earnings before interest, taxes, depreciation and amortization-to-enterprise value) or have a lower price-to-earnings ratio than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify value companies is the Russell 3000® Value Index, although the Fund may change the referenced index without prior notice.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in foreign securities directly or indirectly through depositary receipts. The Fund’s subadviser seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but, in the opinion of the subadviser, have good prospects for capital appreciation. The Fund may at times emphasize one or more sectors in selecting its investments, including the financials sector.